Segment Information (Details) - Schedule of segment information - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Logiq (Delaware) incl APPLogiq
Segment operating income	$ 13,136,311	$ 6,583,634	$ 37,346,859	$ 37,910,393
Other corporate expenses, net	18,432,304	13,726,117	57,473,646	52,420,062
Total operating income	(5,295,993)	(7,142,483)	(20,126,787)	(14,509,669)
Logiq (Delaware) incl APPLogiq [Member]
Logiq (Delaware) incl APPLogiq
Segment operating income	6,206,027	2,112,988	14,340,379	22,758,572
Other corporate expenses, net	8,486,664	7,951,920	26,075,798	32,772,548
Total operating income	(2,280,637)	(5,838,932)	(11,735,419)	(10,013,976)
Logiq (Nevada) incl DATALogiq [Member]
Logiq (Delaware) incl APPLogiq
Segment operating income	6,930,284	4,470,646	23,006,480	15,151,821
Other corporate expenses, net	9,945,640	5,774,197	31,397,848	19,647,514
Total operating income	$ (3,015,356)	$ (1,303,551)	$ (8,391,368)	$ (4,495,693)